S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Nov. 06, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Our Founders
Our sponsor is a Cayman Islands limited liability company, which was recently formed and registered to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Cayman Islands Limited Liability Companies Act (As Revised) and other applicable law, our sponsor’s business is focused on investing in our company.
Our sponsor is an affiliate of RA Capital Management, a leading life sciences-focused investment firm with over $15 billion of regulatory assets under management as of December 31, 2025. Since its launch in 2002, RA Capital Management has focused primarily on the healthcare industry. Matthew Hammond, Ph.D., our founding Chief Executive Officer and Director, is a Partner on the investment team at RA Capital Management and Henry Stusnick, our founding Chief Business Officer and Chief Operating Officer, is an Analyst on the investment team at RA Capital Management.
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Research Alliance Holdings V LLC	An aggregate of 1,094,118 founder shares. On April 7, 2026, our sponsor purchased an aggregate of 1,014,706 Class B ordinary shares, being the founder shares, for an aggregate purchase price of $25,000, or approximately $0.02 per share. In July 2026, we effected a share capitalization pursuant to which an additional 308,823 Class B ordinary shares were issued to our sponsor. In October 2026, our shareholders adopted amended and restated memorandum and articles of association pursuant to which the 1,323,529 issued Class B ordinary shares and all unissued Class A and Class B ordinary shares were redesignated as ordinary shares. Following the	$25,000

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
redesignation, to maintain the ownership of our initial shareholders (and their permitted transferees) at 15% of our issued and outstanding ordinary shares (excluding the private placement shares) upon the consummation of this offering, in October 2026, our sponsor surrendered 229,411 founder shares for no consideration, which shares were cancelled, following which our sponsor held 1,094,118 founder shares. In November 2026, our sponsor transferred 30,000 founder shares to each of Michael Gray and Edward H. Myles. Following these transfers, our initial shareholders held an aggregate of 1,094,118 founder shares, of which 1,034,118 were held by our sponsor and 30,000 were held by each of Mr. Gray and Mr. Myles.
	262,000 private placement shares to be purchased in a private placement simultaneous with the closing of this offering	$2,620,000
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses
	Up to $3,000,000 of such loans may be convertible into shares of the post-business combination company at a price of $10.00 per share at the option of the lender	Repayment of working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination